Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

Note 11 – Income Taxes

The components of the provision for income taxes were as follows:

Current:
Federal	$–
State	50
Foreign	379,246
379,296
Deferred:
Federal	–
State	–
Foreign	15,870
15,870
Total	$395,166

The Company’s effective tax rate differs from the federal statutory rate as follows:

Pre-Tax Book Income	$(826,953)	$20.14%
State Taxes	50	0.00%
Permanent Adjustments	56,812	-1.38%
Change in Valuation Allowance	860,705	-20.96%
Foreign Tax Rate Differential	–	0.00%
Rate Change	167,676	-4.08%
Provision to Return Adjustments	67,144	-1.63%
Other	69,732	-1.70%
Total	$395,166	$-9.62%

The components of the net deferred tax assets and liabilitie were as follows:

Deferred Tax Assets:
Net Operating Loss, Credits and Carryforwards	$5,277,829
Fixed Assets	–
Intangibles	641,800
Research and Development	25,327
Other DTA	454,890
Lease Liability	174,292
Valuation Allowance	(6,397,374)
Deferred Tax Assets	176,764
Deferred Tax Liabilities:
Fixed Assets	(54,095)
Intangibles	–
Right-of-Use Asset	(171,396)
Deferred Tax Liabilities	(225,491)
Net Deferred Tax Liability	$(48,727)